SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

	December 31, 2017	December 31, 2016
Money market funds[1]	$124.6	$—
Other	2.6	—
	$127.2	$—

1	Money market funds are comprised of short-term fund investments with redemption notice periods of 185 days.